Investment Properties - Schedule of Investment Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost:
Beginning balance	$ 30,723	$ 34,346
Ending balance	29,826	30,723	$ 34,346
Net book value:
Net book value	29,826	30,723	34,346
Leasehold Land [Member]
Cost:
Beginning balance	4,442	5,314
Ending balance	4,425	4,442	5,314
Net book value:
Net book value	4,425	4,442	5,314
Building [Member]
Cost:
Beginning balance	25,314	28,068
Ending balance	24,610	25,314	28,068
Net book value:
Net book value	24,610	25,314	28,068
Others [Member]
Cost:
Beginning balance	967	964
Ending balance	791	967	964
Net book value:
Net book value	791	967	964
Cost [Member]
Cost:
Beginning balance	37,034	38,289	36,819
Additions	427	279	1,007
Disposals	(67)	(616)
Exchange adjustments	1,831	(918)	463
Ending balance	39,225	37,034	38,289
Net book value:
Net book value	39,225	37,034	38,289
Cost [Member] | Leasehold Land [Member]
Cost:
Beginning balance	5,175	5,915	5,746
Additions	111	38	82
Disposals		(616)
Exchange adjustments	309	(162)	87
Ending balance	5,595	5,175	5,915
Net book value:
Net book value	5,595	5,175	5,915
Cost [Member] | Building [Member]
Cost:
Beginning balance	30,555	31,273	30,679
Additions	316		224
Disposals
Exchange adjustments	1,446	(718)	370
Ending balance	32,317	30,555	31,273
Net book value:
Net book value	32,317	30,555	31,273
Cost [Member] | Others [Member]
Cost:
Beginning balance	1,304	1,101	394
Additions		241	701
Disposals	(67)
Exchange adjustments	76	(38)	6
Ending balance	1,313	1,304	1,101
Net book value:
Net book value	1,313	1,304	1,101
Accumulated Depreciation [Member]
Cost:
Beginning balance	(6,311)	(3,943)	(1,277)
Charge for the period	(2,793)	(2,717)	(2,601)
Disposals	57	218
Exchange adjustments	(352)	131	(65)
Ending balance	(9,399)	(6,311)	(3,943)
Net book value:
Net book value	(9,399)	(6,311)	(3,943)
Accumulated Depreciation [Member] | Leasehold Land [Member]
Cost:
Beginning balance	(733)	(601)	(199)
Charge for the period	(387)	(371)	(390)
Disposals		218
Exchange adjustments	(50)	21	(12)
Ending balance	(1,170)	(733)	(601)
Net book value:
Net book value	(1,170)	(733)	(601)
Accumulated Depreciation [Member] | Building [Member]
Cost:
Beginning balance	(5,241)	(3,205)	(1,051)
Charge for the period	(2,187)	(2,139)	(2,104)
Disposals
Exchange adjustments	(279)	103	(50)
Ending balance	(7,707)	(5,241)	(3,205)
Net book value:
Net book value	(7,707)	(5,241)	(3,205)
Accumulated Depreciation [Member] | Others [Member]
Cost:
Beginning balance	(337)	(137)	(27)
Charge for the period	(219)	(207)	(107)
Disposals	57
Exchange adjustments	(23)	7	(3)
Ending balance	(522)	(337)	(137)
Net book value:
Net book value	$ (522)	$ (337)	$ (137)